Average Annual Total Returns - DWS GNMA Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Bloomberg Barclays GNMA Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Bloomberg Barclays GNMA Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Bloomberg Barclays GNMA Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Feb. 02, 2009	0.21%	1.81%	1.99%	(0.60%)	0.74%	0.72%	0.12%	0.90%	0.99%	Jun. 05, 2017	0.45%	1.81%	1.95%	Feb. 02, 2009	2.23%	1.57%	1.48%	May 01, 2012	2.69%	2.03%	1.92%	Feb. 02, 2009	3.25%	2.62%	2.54%	Jul. 14, 2000	3.29%	2.62%	2.52%	3.68%	2.78%	2.92%